NET LOSS PER SHARE (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
NET LOSS PER SHARE [Abstract]
NET LOSS PER SHARE
NOTE 12 – NET LOSS PER SHARE
As of March 31, 2022 and 2021, there were 13,576,115 and 13,381,347 of common stock issued and outstanding, respectively.
Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock, including outstanding stock options and common stock issuable pursuant to Series B, A and Seed preferred stock possible conversion. Basic and diluted net loss per share was the same for each period presented, given that there are losses during the period, the inclusion of all potential common shares outstanding would have been anti-dilutive.
The following table reconciles actual basic and diluted earnings per share for the three months ended March 31, 2022 and 2021.
	March 31
	2022	2021
Loss per share:
Numerator:
Net loss	$(2,866)	$(1,118)

Denominator
Weighted-average common shares outstanding - basic and diluted	13,571,872	13,319,512
Basic and diluted loss per common share	$(0.21)	$(0.08)
The anti-dilutive securities excluded from the weighted-average shares used to calculate the diluted net loss per common share were as follows:
	March 31
	2022	2021
Shares subject to Series A Preferred Stock Conversion	5,088,944	5,088,944
Shares subject to Series B Preferred Stock Conversion	4,584,202	4,584,202
Shares subject to Seed Preferred Stock Conversion	6,911,715	6,911,715
Shares subject to 15% Convertible Promissory Notes Conversion	708,918	—
Shares vested and subject to exercise of stock options	4,814,604	4,020,032
Shares unvested and subject to exercise of stock options	1,934,708	2,099,238

NOTE 11 - NET LOSS PER SHARE
As of December 31, 2021 and 2020, there were 13,541,324 and 13,200,875 of common stock issued and outstanding, respectively.
Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock, including outstanding stock options and common stock issuable pursuant to Series B, A and Seed preferred stock possible conversion. Basic and diluted net loss per share was the same for each period presented, given that there are losses during the period, the inclusion of all potential common shares outstanding would have been anti-dilutive.
The following table reconciles actual basic and diluted earnings per share for the year ended December 31, 2021 and 2020.

	December 31
	2021	2020
Loss per share:
Numerator:
Net loss	$(5,750)	$(1,598)

Denominator
Weighted-average common shares outstanding - basic and diluted	13,385,267	14,047,342
	________	________
Basic and diluted loss per common share	$(0.43)	$(0.11)
The anti-dilutive securities excluded from the weighted-average shares used to calculate the diluted net loss per common share were as follows:
	December 31
	2021	2020
Shares subject to Series A Preferred Stock Conversion	5,088,944	5,088,944
Shares subject to Series B Preferred Stock Conversion	4,584,202	4,584,202
Shares subject to Seed Preferred Stock Conversion	6,911,715	6,911,715
Shares vested and subject to exercise of stock options	4,628,311	3,838,429
Shares unvested and subject to exercise of stock options	2,174,126	2,202,614